FIRST TRUST PORTFOLIOS L.P.
                      120 EAST LIBERTY DRIVE
                     WHEATON, ILLINOIS  60187




                         November 15, 2016



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549

Attn:     Filing Desk, Stop 1-4

     Re:         THE FIRST TRUST COMBINES SERIES 542
              (File No. 333-214204) (CIK No.0001678940)

Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on November 10, 2016.

                           Very truly yours,
                           THE FIRST TRUST COMBINES SERIES 542,
                           Registrant



                           By: FIRST TRUST PORTFOLIOS L.P.,
                               Depositor